REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 9,730	$ 5,673	$ 4,480
By-product revenue	163	120	102
Revenue from product sales	9,893	5,793	4,582
Revenue, provisional price adjustments amount	1	7	1
Spot market sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	9,610	5,359	4,213
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 120	$ 314	$ 267